AQR FUNDS

Supplement dated January 14, 2026 (“Supplement”)

to the Class I, Class N and Class R6 Statement of Additional Information,

dated May 1, 2025 (the “SAI”), of the

AQR Diversifying Strategies Fund, AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Long-Short Equity Fund, AQR Macro Opportunities Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Style Premia Alternative Fund and AQR Trend Total Return Fund (the “Funds”)

This Supplement updates certain information contained in the SAI. Please review this important information carefully. You may obtain copies of the Funds’ Summary Prospectuses, Prospectuses and SAI free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 219512, Kansas City, MO 64121-9512.

1.	Effective immediately, the “Investment Advisory and Other Services—Portfolio Manager Holdings” section of the SAI, beginning on page 57, is hereby restated in its entirety as follows:

Portfolio Manager Holdings

The dollar range of equity securities of each Fund listed below beneficially owned by the portfolio managers of such Fund as of December 31, 2024, unless noted otherwise, is as follows:

Portfolio Manager	Name of Fund	Dollar Range of Equity Securities Beneficially Owned
Michele L. Aghassi, Ph.D.	AQR Equity Market Neutral Fund	$10,001-$50,000
	AQR Long-Short Equity Fund	$10,001-$50,000
Clifford S. Asness, Ph.D., M.B.A.	AQR Equity Market Neutral Fund	Over $1,000,000
	AQR Long-Short Equity Fund	None
	AQR Managed Futures Strategy Fund	$100,001-$500,000
	AQR Managed Futures Strategy HV Fund	$100,001-$500,000
	AQR Multi-Asset Fund	$100,001-$500,000
	AQR Risk-Balanced Commodities Strategy Fund	None
	AQR Style Premia Alternative Fund	None
	AQR Trend Total Return Fund*	Over $1,000,000
Jordan Brooks, Ph.D., M.A.	AQR Alternative Risk Premia Fund	None
	AQR Diversified Arbitrage Fund	$50,001-$100,000

Portfolio Manager	Name of Fund	Dollar Range of Equity Securities Beneficially Owned
	AQR Diversifying Strategies Fund	None
	AQR Macro Opportunities Fund	$50,001-$100,000
	AQR Managed Futures Strategy Fund	None
	AQR Managed Futures Strategy HV Fund	None
	AQR Multi-Asset Fund	None
	AQR Risk-Balanced Commodities Strategy Fund	None
	AQR Style Premia Alternative Fund	None
	AQR Trend Total Return Fund*	None
Robert F. Bryant	AQR Diversified Arbitrage Fund	$10,001-$50,000
Jonathan Fader	AQR Macro Opportunities Fund	None
John J. Huss	AQR Alternative Risk Premia Fund	None
	AQR Diversifying Strategies Fund	$10,001-$50,000
	AQR Equity Market Neutral Fund	$10,001-$50,000
	AQR Long-Short Equity Fund	$50,001-$100,000
	AQR Macro Opportunities Fund	None
	AQR Managed Futures Strategy Fund	None
	AQR Managed Futures Strategy HV Fund	None
	AQR Multi-Asset Fund	$10,001-$50,000
	AQR Risk-Balanced Commodities Strategy Fund	None
	AQR Style Premia Alternative Fund	$10,001-$50,000
	AQR Trend Total Return Fund*	$10,001-$50,000
Bryan Kelly, Ph.D.	AQR Alternative Risk Premia Fund	None
	AQR Diversifying Strategies Fund	None
	AQR Macro Opportunities Fund	None
	AQR Multi-Asset Fund	None
	AQR Style Premia Alternative Fund	None
John M. Liew, Ph.D., M.B.A.	AQR Diversifying Strategies Fund	$100,001-$500,000
	AQR Macro Opportunities Fund	None
	AQR Managed Futures Strategy Fund	$100,001-$500,000
	AQR Managed Futures Strategy HV Fund	$100,001-$500,000
	AQR Multi-Asset Fund	$100,001-$500,000

Portfolio Manager	Name of Fund	Dollar Range of Equity Securities Beneficially Owned
	AQR Risk-Balanced Commodities Strategy Fund	$100,001-$500,000
	AQR Trend Total Return Fund*	Over $1,000,000
Fred Liu, M.S.	AQR Managed Futures Strategy Fund	None
	AQR Managed Futures Strategy HV Fund	None
	AQR Risk-Balanced Commodities Strategy Fund	None
	AQR Trend Total Return Fund*	None
James Lofton	AQR Managed Futures Strategy Fund	None
	AQR Managed Futures Strategy HV Fund	None
	AQR Risk-Balanced Commodities Strategy Fund	None
	AQR Trend Total Return Fund*	None
Mark L. Mitchell, Ph.D., M.A.	AQR Diversified Arbitrage Fund	Over $1,000,000
Tobias Moskowitz, Ph.D., M.S.	AQR Alternative Risk Premia Fund	None
	AQR Style Premia Alternative Fund	None
Todd C. Pulvino, Ph.D., A.M., M.S.	AQR Diversified Arbitrage Fund	$100,001-$500,000
Laura Serban, Ph.D.	AQR Alternative Risk Premia Fund	N/A**
	AQR Diversifying Strategies Fund	N/A**
	AQR Equity Market Neutral Fund	None
	AQR Long-Short Equity Fund	$50,001-$100,000
	AQR Multi-Asset Fund	N/A**
	AQR Style Premia Alternative Fund	N/A**
Nathan Sosner, Ph.D.	AQR Alternative Risk Premia Fund	$10,001-$50,000
Erik Stamelos	AQR Alternative Risk Premia Fund	None
	AQR Diversifying Strategies Fund	None
	AQR Macro Opportunities Fund	None
	AQR Managed Futures Strategy Fund	None
	AQR Managed Futures Strategy HV Fund	None
	AQR Risk-Balanced Commodities Strategy Fund	None
	AQR Trend Total Return Fund*	None

*	Formerly known as the AQR Sustainable Long-Short Equity Carbon Aware Fund.

**	Portfolio manager was not a named portfolio manager of the Fund as of December 31, 2024.

2.	Effective immediately, the “Investment Advisory and Other Services—Other Accounts Managed” section of the SAI, beginning on page 59, is hereby restated in its entirety as follows:

Other Accounts Managed

Each of the portfolio managers is also responsible for managing other accounts in addition to the respective Fund or Funds which the portfolio manager manages, including other accounts of the Adviser, the Sub-Adviser or their affiliates. Other accounts may include, without limitation, separately managed accounts for foundations, endowments, pension plans, and high net-worth families; registered investment companies; unregistered investment companies relying on either Section 3(c)(1) or Section 3(c)(7) of the 1940 Act (such companies are commonly referred to as “hedge funds”); foreign investment companies; and accounts or investments managed or made by the portfolio managers in a personal or other capacity, including reference accounts for non-discretionary model portfolios offered by the Adviser (“Proprietary Accounts”). Management of other accounts in addition to the Funds can present certain conflicts of interest, as described below (under “Potential Conflicts of Interest”).

The following table indicates the number of accounts and assets under management for each type of account managed as of December 31, 2024:

	NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS

	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management

Michele L. Aghassi, Ph.D.	20	$10,999,446,255	11	$5,715,898,409	30	$12,869,404,027
Clifford S. Asness, Ph.D., M.B.A.	27	$16,523,650,062	27	$11,418,078,345	44	$20,639,308,942
Jordan Brooks, Ph.D., M.A.	12	$7,523,650,062	12	$1,457,813,951	11	$7,450,659,928
Robert F. Bryant	1	$2,021,320,953	10	$1,364,667,788	0	-
Jonathan Fader	2	$370,874,600	2	$64,342,482	0	-
John J. Huss	29	$14,416,386,031	25	$8,369,622,206	38	$18,495,511,555
Bryan Kelly, Ph.D.	5	$2,287,896,680	5	$446,518,442	0	-
John M. Liew, Ph.D., M.B.A.	11	$4,217,122,224	19	$8,253,307,117	12	$7,132,397,718
Fred Liu, M.S.	4	$2,673,312,337	3	$611,942,264	0	-
James Lofton	4	$2,673,312,337	3	$611,942,264	0	-
Mark L. Mitchell, Ph.D., M.A.	1	$2,021,320,953	10	$1,364,667,788	0	-

	NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS

	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management

Tobias Moskowitz, Ph.D., M.S.	2	$1,456,642,528	2	$195,116,160	1	$1914,010,046
Todd C. Pulvino, Ph.D., A.M., M.S.	1	$2,021,320,953	10	$1,364,667,788	0	-
Laura Serban, Ph.D.	14	$9,730,753,278	9	$4,672,766,192	29	$15,398,989,957
Nathan Sosner, Ph.D.	5	$942,903,727	0	-	2	$253,983,569
Erik Stamelos	7	$3,134,281,017	3	$611,942,264	0	-

	NUMBER OF OTHER ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS

	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management

Michele L. Aghassi, Ph.D.	1	$141,775,751	8	$4,302,731,762	7	$4,264,621,596
Clifford S. Asness, Ph.D., M.B.A.	0	-	20	$8,799,789,055	15	$9,133,287,958
Jordan Brooks, Ph.D., M.A.	0	-	7	$1,098,484,680	4	$4,138,027,033
Robert F. Bryant	0	-	6	$1,192,378,926	0	-
Jonathan Fader	0	-	1	$64,296,580	0	-
John J. Huss	1	$141,775,751	21	$7,637,963,358	10	$7,741,414,900
Bryan Kelly, Ph.D.	0	-	3	$259,412,740	0	-
John M. Liew, Ph.D., M.B.A.	0	-	12	$5,867,308,902	7	$5,274,537,871
Fred Liu, M.S.	0	-	0	-	0	-
James Lofton	0	-	0	-	0	-

	NUMBER OF OTHER ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS

	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management

Mark L. Mitchell, Ph.D., M.A.	0	-	6	$1,1992,378,926	0	-
Tobias Moskowitz, Ph.D., M.S.	0	-	0	-	0	-
Todd C. Pulvino, Ph.D., A.M., M.S.	0	-	6	$1,1992,378,926	0	-
Laura Serban, Ph.D.	1	$141,775,751	7	$4,128,213,046	8	$7,319,941,755
Nathan Sosner, Ph.D.	0	-	0	-	0	-
Erik Stamelos	0	-	3	$611,942,264	0	-

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE